Schedule of Investments (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

March 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
United States - 100.0%
WisdomTree Floating Rate Treasury Fund(a)	3,026	$152,178
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,038	155,047
WisdomTree Mortgage Plus Bond Fund(a)	4,633	201,095
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,239	202,174
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,438	303,171
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $1,009,642)		1,013,665
Other Assets less Liabilities - 0.0%		305
NET ASSETS - 100.0%		$1,013,970

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended March 31, 2024 were as follows:

Affiliate	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$98,678	$57,812	$4,222	$(10)	$(80)	$152,178	$5,367
WisdomTree Interest Rate Hedged High Yield Bond Fund	249,066	5,384	107,067	448	7,216	155,047	8,505
WisdomTree Mortgage Plus Bond Fund	148,437	60,970	10,825	(249)	2,762	201,095	4,635
WisdomTree U.S. Short-Term Corporate Bond Fund	197,330	6,367	5,095	(47)	3,619	202,174	5,593
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	296,240	12,455	8,452	(135)	3,063	303,171	8,222

Total	$989,751	$142,988	$135,661	$7	$16,580	$1,013,665	$32,322

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (concluded)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,013,665	$—	$—	$1,013,665
Total Investments in Securities	$1,013,665	$—	$—	$1,013,665

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

March 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
iShares Core S&P 500 ETF	99	$52,047
Vanguard High Dividend Yield ETF	248	30,006
Vanguard International High Dividend Yield ETF	581	39,973
WisdomTree Emerging Markets High Dividend Fund(a)	347	14,518
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	283	14,393
WisdomTree International Quality Dividend Growth Fund(a)	977	37,185
WisdomTree International SmallCap Dividend Fund(a)	387	25,236
WisdomTree U.S. MidCap Dividend Fund(a)	458	22,337
WisdomTree U.S. Quality Dividend Growth Fund(a)	671	51,123
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	590	29,288
WisdomTree U.S. Total Dividend Fund(a)	799	56,505

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $347,195)	372,611
Other Assets less Liabilities - 0.1%	222
NET ASSETS - 100.0%	$372,833

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended March 31, 2024 were as follows:

Affiliate	Value at 12/6/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$13,855	$—	$—	$663	$14,518	$125
WisdomTree Emerging Markets SmallCap Dividend Fund	—	13,816	—	—	577	14,393	72
WisdomTree International Quality Dividend Growth Fund	—	41,237	6,540	(1)	2,489	37,185	272
WisdomTree International SmallCap Dividend Fund	—	24,152	—	—	1,084	25,236	227
WisdomTree U.S. MidCap Dividend Fund	—	20,752	183	1	1,767	22,337	142
WisdomTree U.S. Quality Dividend Growth Fund	—	47,261	—	—	3,862	51,123	220
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	27,354	—	—	1,934	29,288	116
WisdomTree U.S. Total Dividend Fund	—	52,148	—	—	4,357	56,505	318
Total	$—	$240,575	$6,723	$—	$16,733	$250,585	$1,492

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$372,611	$—	$—	$372,611
Total Investments in Securities	$372,611	$—	$—	$372,611

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

March 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
Global X U.S. Preferred ETF	298	$6,008
iShares Core S&P 500 ETF	24	12,618
Vanguard High Dividend Yield ETF	78	9,437
Vanguard International High Dividend Yield ETF	176	12,109
WisdomTree Emerging Markets High Dividend Fund(a)	144	6,025
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	88	4,476
WisdomTree International Quality Dividend Growth Fund(a)	324	12,331
WisdomTree International SmallCap Dividend Fund(a)	69	4,499
WisdomTree Managed Futures Strategy Fund(a)	207	7,762
WisdomTree U.S. High Yield Corporate Bond Fund(a)	128	5,800
WisdomTree U.S. MidCap Dividend Fund(a)	143	6,974
WisdomTree U.S. Quality Dividend Growth Fund(a)	165	12,571
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	184	9,134
WisdomTree U.S. Total Dividend Fund(a)	298	21,075
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	496	21,526
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $142,866)		152,345
Other Assets less Liabilities - 0.1%		86
NET ASSETS - 100.0%		$152,431

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

March 31, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended March 31, 2024 were as follows:

Affiliate	Value at 12/6/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2024	Dividend Income
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$—	$2,723	$2,816	$93	$—	$—	$17
WisdomTree Emerging Markets High Dividend Fund	—	5,753	—	—	272	6,025	56
WisdomTree Emerging Markets SmallCap Dividend Fund	—	4,322	49	1	202	4,476	33
WisdomTree International Quality Dividend Growth Fund	—	14,051	2,787	123	944	12,331	103
WisdomTree International SmallCap Dividend Fund	—	4,374	—	—	125	4,499	31
WisdomTree Managed Futures Strategy Fund	—	7,299	—	—	463	7,762	49
WisdomTree U.S. High Yield Corporate Bond Fund	—	5,760	45	—	85	5,800	97
WisdomTree U.S. MidCap Dividend Fund	—	6,487	183	7	663	6,974	51
WisdomTree U.S. Quality Dividend Growth Fund	—	11,544	70	3	1,094	12,571	64
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	8,470	—	—	664	9,134	41
WisdomTree U.S. Total Dividend Fund	—	19,319	132	4	1,884	21,075	139
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	21,443	43	(1)	127	21,526	248
Total	$—	$111,545	$6,125	$230	$6,523	$112,173	$929

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$152,345	$—	$—	$152,345
Total Investments in Securities	$152,345	$—	$—	$152,345

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

WisdomTree Siegel Moderate Digital Fund (MODRX)

March 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
United States - 99.8%
iShares 10-20 Year Treasury Bond ETF	62	$6,512
iShares Core S&P 500 ETF	20	10,515
Vanguard High Dividend Yield ETF	51	6,171
Vanguard International High Dividend Yield ETF	119	8,187
WisdomTree Emerging Markets High Dividend Fund(a)	72	3,013
WisdomTree Emerging Markets Local Debt Fund(a)	86	2,354
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	58	2,950
WisdomTree Floating Rate Treasury Fund(a)	105	5,280
WisdomTree International Quality Dividend Growth Fund(a)	201	7,650
WisdomTree International SmallCap Dividend Fund(a)	80	5,217
WisdomTree Mortgage Plus Bond Fund(a)	251	10,895
WisdomTree U.S. High Yield Corporate Bond Fund(a)	66	2,990
WisdomTree U.S. MidCap Dividend Fund(a)	94	4,584
WisdomTree U.S. Quality Dividend Growth Fund(a)	138	10,514
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	121	6,006
WisdomTree U.S. Total Dividend Fund(a)	164	11,598
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	444	19,270
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $116,538)		123,706
Other Assets less Liabilities - 0.2%		289
NET ASSETS - 100.0%		$123,995

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Moderate Digital Fund (MODRX)

March 31, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended March 31, 2024 were as follows:

Affiliate	Value at 12/6/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$4,019	$1,188	$(10)	$192	$3,013	$35
WisdomTree Emerging Markets Local Debt Fund	—	3,372	1,024	(2)	8	2,354	37
WisdomTree Emerging Markets SmallCap Dividend Fund	—	4,013	1,218	(6)	161	2,950	26
WisdomTree Floating Rate Treasury Fund	—	7,401	2,117	(0)^	(4)	5,280	85
WisdomTree International Quality Dividend Growth Fund	—	13,732	6,893	115	696	7,650	71
WisdomTree International SmallCap Dividend Fund	—	6,389	1,508	2	334	5,217	58
WisdomTree Mortgage Plus Bond Fund	—	14,236	3,427	16	70	10,895	103
WisdomTree U.S. High Yield Corporate Bond Fund	—	5,960	3,046	24	52	2,990	64
WisdomTree U.S. MidCap Dividend Fund	—	6,095	2,005	7	487	4,584	38
WisdomTree U.S. Quality Dividend Growth Fund	—	13,517	4,042	(23)	1,062	10,514	59
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	—	6,836	1,326	13	483	6,006	30
WisdomTree U.S. Total Dividend Fund	—	15,108	4,680	(10)	1,180	11,598	86
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	—	27,246	8,141	21	144	19,270	255
Total	$—	$127,924	$40,615	$147	$4,865	$92,321	$947

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31,2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$123,706	$—	$—	$123,706
Total Investments in Securities	$123,706	$—	$—	$123,706

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
South Korea - 0.1%
Broadline Retail - 0.1%
Coupang, Inc.*	128	$2,277
United States - 99.7%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc.*	5	1,564
Boeing Co.*	43	8,299
General Dynamics Corp.	19	5,367
HEICO Corp.	10	1,910
Howmet Aerospace, Inc.	29	1,985
L3Harris Technologies, Inc.	13	2,770
Lockheed Martin Corp.	18	8,188
Northrop Grumman Corp.	11	5,265
RTX Corp.	102	9,948
Textron, Inc.	14	1,343
TransDigm Group, Inc.	4	4,926
Total Aerospace & Defense		51,565
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	10	1,216
FedEx Corp.	18	5,215
United Parcel Service, Inc., Class B	60	8,918
Total Air Freight & Logistics		15,349
Automobiles - 1.5%
Ford Motor Co.	277	3,678
General Motors Co.	94	4,263
Rivian Automotive, Inc., Class A*	64	701
Tesla, Inc.*	233	40,959
Total Automobiles		49,601
Banks - 3.2%
Bank of America Corp.	564	21,387
Citigroup, Inc.	134	8,474
Citizens Financial Group, Inc.	32	1,161
Fifth Third Bancorp	46	1,712
First Citizens BancShares, Inc., Class A	1	1,635
Huntington Bancshares, Inc.	101	1,409
JPMorgan Chase & Co.	206	41,262
KeyCorp	62	980
M&T Bank Corp.	11	1,600
PNC Financial Services Group, Inc.	27	4,363
Regions Financial Corp.	66	1,389
Truist Financial Corp.	93	3,625
U.S. Bancorp	106	4,738
Wells Fargo & Co.	256	14,838
Total Banks		108,573
Beverages - 1.5%
Brown-Forman Corp., Class B	34	1,755
Coca-Cola Co.	311	19,027
Constellation Brands, Inc., Class A	13	3,533
Keurig Dr. Pepper, Inc.	99	3,036
Molson Coors Beverage Co., Class B	15	1,009
Monster Beverage Corp.*	74	4,387
PepsiCo, Inc.	99	17,326
Total Beverages		50,073
Biotechnology - 1.9%
AbbVie, Inc.	126	22,945
Alnylam Pharmaceuticals, Inc.*	9	1,345
Amgen, Inc.	38	10,804
Biogen, Inc.*	11	2,372
BioMarin Pharmaceutical, Inc.*	13	1,135
Gilead Sciences, Inc.	88	6,446
Incyte Corp.*	16	912
Moderna, Inc.*	27	2,877
Regeneron Pharmaceuticals, Inc.*	8	7,700
Vertex Pharmaceuticals, Inc.*	19	7,942
Total Biotechnology		64,478
Broadline Retail - 4.0%
Amazon.com, Inc.*	750	135,285
eBay, Inc.	37	1,953
Total Broadline Retail		137,238
Building Products - 0.3%
Builders FirstSource, Inc.*	9	1,877
Carlisle Cos., Inc.	3	1,176
Carrier Global Corp.	59	3,430
Lennox International, Inc.	2	977
Masco Corp.	15	1,183
Owens Corning	6	1,001
Total Building Products		9,644
Capital Markets - 3.4%
Ameriprise Financial, Inc.	7	3,069
Ares Management Corp., Class A	14	1,862
Bank of New York Mellon Corp.	56	3,227
BlackRock, Inc.	11	9,171
Blackstone, Inc.	85	11,166
Carlyle Group, Inc.	24	1,126
Charles Schwab Corp.	125	9,042
CME Group, Inc.	26	5,597
Coinbase Global, Inc., Class A*	15	3,977
FactSet Research Systems, Inc.	3	1,363
Franklin Resources, Inc.	35	984
Goldman Sachs Group, Inc.	23	9,607
Intercontinental Exchange, Inc.	40	5,497
KKR & Co., Inc.	64	6,437
LPL Financial Holdings, Inc.	5	1,321
Moody's Corp.	13	5,109
Morgan Stanley	116	10,923
Morningstar, Inc.	3	925
MSCI, Inc.	6	3,363
Nasdaq, Inc.	41	2,587
Northern Trust Corp.	15	1,334

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
Raymond James Financial, Inc.	15	$1,926
S&P Global, Inc.	22	9,360
State Street Corp.	22	1,701
T Rowe Price Group, Inc.	16	1,951
Tradeweb Markets, Inc., Class A	15	1,563
Total Capital Markets		114,188
Chemicals - 1.0%
Air Products & Chemicals, Inc.	16	3,876
Albemarle Corp.	9	1,186
Celanese Corp.	8	1,375
CF Industries Holdings, Inc.	14	1,165
Corteva, Inc.	51	2,941
Dow, Inc.	50	2,896
DuPont de Nemours, Inc.	31	2,377
Ecolab, Inc.	20	4,618
International Flavors & Fragrances, Inc.	18	1,548
Mosaic Co.	23	747
PPG Industries, Inc.	17	2,463
RPM International, Inc.	9	1,071
Sherwin-Williams Co.	18	6,252
Westlake Corp.	9	1,375
Total Chemicals		33,890
Commercial Services & Supplies - 0.7%
Cintas Corp.	7	4,809
Copart, Inc.*	70	4,054
Republic Services, Inc.	23	4,403
Rollins, Inc.	35	1,620
Veralto Corp.	18	1,596
Waste Management, Inc.	29	6,181
Total Commercial Services & Supplies		22,663
Communications Equipment - 0.8%
Arista Networks, Inc.*	23	6,669
Cisco Systems, Inc.	292	14,574
Motorola Solutions, Inc.	12	4,260
Total Communications Equipment		25,503
Construction & Engineering - 0.1%
AECOM	9	883
Quanta Services, Inc.	10	2,598
Total Construction & Engineering		3,481
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4	2,456
Vulcan Materials Co.	10	2,729
Total Construction Materials		5,185
Consumer Finance - 0.6%
American Express Co.	52	11,840
Capital One Financial Corp.	27	4,020
Discover Financial Services	18	2,360
Synchrony Financial	28	1,207
Total Consumer Finance		19,427
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos., Inc., Class A	39	836
Costco Wholesale Corp.	32	23,444
Dollar General Corp.	15	2,341
Dollar Tree, Inc.*	15	1,997
Kroger Co.	51	2,914
Sysco Corp.	36	2,923
Target Corp.	33	5,848
Walgreens Boots Alliance, Inc.	59	1,280
Walmart, Inc.	585	35,199
Total Consumer Staples Distribution & Retail		76,782
Containers & Packaging - 0.2%
Avery Dennison Corp.	6	1,339
Ball Corp.	22	1,482
International Paper Co.	26	1,015
Packaging Corp. of America	7	1,328
Total Containers & Packaging		5,164
Distributors - 0.1%
Genuine Parts Co.	10	1,549
LKQ Corp.	19	1,015
Pool Corp.	3	1,211
Total Distributors		3,775
Diversified REITs - 0.0%
WP Carey, Inc.	15	847
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	512	9,011
Verizon Communications, Inc.	305	12,798
Total Diversified Telecommunication Services		21,809
Electric Utilities - 1.4%
Alliant Energy Corp.	18	907
American Electric Power Co., Inc.	37	3,186
Avangrid, Inc.	29	1,057
Constellation Energy Corp.	23	4,252
Duke Energy Corp.	55	5,319
Edison International	27	1,910
Entergy Corp.	16	1,691
Evergy, Inc.	16	854
Eversource Energy	25	1,494
Exelon Corp.	73	2,743
FirstEnergy Corp.	41	1,583
NextEra Energy, Inc.	147	9,395
PG&E Corp.	152	2,547
PPL Corp.	53	1,459
Southern Co.	78	5,596
Xcel Energy, Inc.	39	2,096
Total Electric Utilities		46,089
Electrical Equipment - 0.4%
AMETEK, Inc.	16	2,926
Emerson Electric Co.	42	4,764
Hubbell, Inc.	4	1,660
Rockwell Automation, Inc.	8	2,331
Vertiv Holdings Co.	26	2,123
Total Electrical Equipment		13,804
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	42	4,845
CDW Corp.	10	2,558

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
Corning, Inc.	61	$2,010
Jabil, Inc.	9	1,205
Keysight Technologies, Inc.*	13	2,033
Teledyne Technologies, Inc.*	3	1,288
Zebra Technologies Corp., Class A*	4	1,206
Total Electronic Equipment, Instruments & Components		15,145
Energy Equipment & Services - 0.1%
Baker Hughes Co.	69	2,311
Halliburton Co.	64	2,523
Total Energy Equipment & Services		4,834
Entertainment - 1.4%
Electronic Arts, Inc.	20	2,653
Liberty Media Corp.-Liberty Formula One, Class C*	18	1,181
Live Nation Entertainment, Inc.*	16	1,692
Netflix, Inc.*	33	20,042
ROBLOX Corp., Class A*	43	1,642
Roku, Inc.*	10	652
Take-Two Interactive Software, Inc.*	12	1,782
Walt Disney Co.	132	16,151
Warner Bros Discovery, Inc.*	162	1,414
Warner Music Group Corp., Class A	36	1,189
Total Entertainment		48,398
Financial Services - 5.0%
Apollo Global Management, Inc.	58	6,522
Berkshire Hathaway, Inc., Class B*	158	66,442
Block, Inc.*	44	3,722
Corebridge Financial, Inc.	47	1,350
Corpay, Inc.*	5	1,543
Fidelity National Information Services, Inc.	42	3,116
Fiserv, Inc.*	43	6,872
Global Payments, Inc.	18	2,406
Mastercard, Inc., Class A	69	33,228
PayPal Holdings, Inc.*	75	5,024
Visa, Inc., Class A	148	41,304
Total Financial Services		171,529
Food Products - 0.8%
Archer-Daniels-Midland Co.	38	2,387
Campbell Soup Co.	21	933
Conagra Brands, Inc.	34	1,008
General Mills, Inc.	42	2,939
Hershey Co.	15	2,917
Hormel Foods Corp.	38	1,326
JM Smucker Co.	8	1,007
Kellanova	24	1,375
Kraft Heinz Co.	87	3,210
Lamb Weston Holdings, Inc.	11	1,172
McCormick & Co., Inc., Non-Voting Shares	19	1,459
Mondelez International, Inc., Class A	97	6,790
Tyson Foods, Inc., Class A	24	1,410
Total Food Products		27,933
Gas Utilities - 0.0%
Atmos Energy Corp.	10	1,189
Ground Transportation - 1.0%
CSX Corp.	137	5,079
JB Hunt Transport Services, Inc.	7	1,395
Norfolk Southern Corp.	16	4,078
Old Dominion Freight Line, Inc.	16	3,509
Uber Technologies, Inc.*	142	10,932
Union Pacific Corp.	42	10,329
Total Ground Transportation		35,322
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	124	14,094
Align Technology, Inc.*	5	1,640
Baxter International, Inc.	35	1,496
Becton Dickinson & Co.	21	5,197
Boston Scientific Corp.*	107	7,328
Cooper Cos., Inc.	15	1,522
Dexcom, Inc.*	27	3,745
Edwards Lifesciences Corp.*	43	4,109
GE HealthCare Technologies, Inc.	32	2,909
Hologic, Inc.*	18	1,403
IDEXX Laboratories, Inc.*	5	2,700
Insulet Corp.*	5	857
Intuitive Surgical, Inc.*	25	9,977
ResMed, Inc.	10	1,980
Stryker Corp.	28	10,020
Zimmer Biomet Holdings, Inc.	15	1,980
Total Health Care Equipment & Supplies		70,957
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	18	2,014
Cencora, Inc.	15	3,645
Centene Corp.*	40	3,139
Cigna Group	21	7,627
CVS Health Corp.	92	7,338
Elevance Health, Inc.	17	8,815
HCA Healthcare, Inc.	19	6,337
Humana, Inc.	9	3,120
Laboratory Corp. of America Holdings	6	1,311
McKesson Corp.	10	5,369
Molina Healthcare, Inc.*	4	1,643
Quest Diagnostics, Inc.	8	1,065
UnitedHealth Group, Inc.	67	33,145
Total Health Care Providers & Services		84,568
Health Care REITs - 0.1%
Ventas, Inc.	28	1,219
Welltower, Inc.	39	3,644
Total Health Care REITs		4,863

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	11	$2,549
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	50	1,034
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	44	7,258
Booking Holdings, Inc.	3	10,884
Chipotle Mexican Grill, Inc.*	2	5,814
Darden Restaurants, Inc.	9	1,504
Domino's Pizza, Inc.	2	994
DoorDash, Inc., Class A*	28	3,856
DraftKings, Inc., Class A*	35	1,589
Expedia Group, Inc.*	9	1,240
Hilton Worldwide Holdings, Inc.	18	3,840
Hyatt Hotels Corp., Class A	7	1,117
Las Vegas Sands Corp.	55	2,844
Marriott International, Inc., Class A	20	5,046
McDonald's Corp.	52	14,661
MGM Resorts International*	24	1,133
Starbucks Corp.	83	7,585
Yum! Brands, Inc.	20	2,773
Total Hotels, Restaurants & Leisure		72,138
Household Durables - 0.3%
DR Horton, Inc.	24	3,949
Lennar Corp., Class A	21	3,612
PulteGroup, Inc.	16	1,930
Total Household Durables		9,491
Household Products - 1.2%
Church & Dwight Co., Inc.	18	1,878
Clorox Co.	9	1,378
Colgate-Palmolive Co.	59	5,313
Kimberly-Clark Corp.	24	3,104
Procter & Gamble Co.	171	27,745
Total Household Products		39,418
Independent Power & Renewable Electricity Producers - 0.0%
Vistra Corp.	24	1,672
Industrial Conglomerates - 0.8%
3M Co.	38	4,030
General Electric Co.	79	13,867
Honeywell International, Inc.	47	9,647
Total Industrial Conglomerates		27,544
Industrial REITs - 0.2%
Prologis, Inc.	65	8,464
Insurance - 1.6%
Aflac, Inc.	43	3,692
Allstate Corp.	19	3,287
American International Group, Inc.	51	3,987
Arthur J Gallagher & Co.	16	4,001
Brown & Brown, Inc.	21	1,838
Cincinnati Financial Corp.	11	1,366
Erie Indemnity Co., Class A	3	1,205
Fidelity National Financial, Inc.	19	1,009
Hartford Financial Services Group, Inc.	22	2,267
Loews Corp.	16	1,253
Markel Group, Inc.*	1	1,522
Marsh & McLennan Cos., Inc.	36	7,415
MetLife, Inc.	52	3,854
Principal Financial Group, Inc.	17	1,467
Progressive Corp.	42	8,686
Prudential Financial, Inc.	26	3,052
Travelers Cos., Inc.	16	3,682
WR Berkley Corp.	19	1,680
Total Insurance		55,263
Interactive Media & Services - 6.9%
Alphabet, Inc., Class A*	924	139,459
Meta Platforms, Inc., Class A	189	91,775
Pinterest, Inc., Class A*	48	1,664
Snap, Inc., Class A*	115	1,320
Total Interactive Media & Services		234,218
IT Services - 0.9%
Akamai Technologies, Inc.*	11	1,196
Cloudflare, Inc., Class A*	23	2,227
Cognizant Technology Solutions Corp., Class A	36	2,639
EPAM Systems, Inc.*	4	1,105
Gartner, Inc.*	5	2,383
GoDaddy, Inc., Class A*	10	1,187
International Business Machines Corp.	65	12,412
MongoDB, Inc.*	5	1,793
Snowflake, Inc., Class A*	24	3,878
Twilio, Inc., Class A*	12	734
VeriSign, Inc.*	7	1,327
Total IT Services		30,881
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	21	3,056
Avantor, Inc.*	48	1,227
Danaher Corp.	53	13,235
Illumina, Inc.*	10	1,373
IQVIA Holdings, Inc.*	13	3,288
Mettler-Toledo International, Inc.*	2	2,663
Thermo Fisher Scientific, Inc.	28	16,274
Waters Corp.*	4	1,377
West Pharmaceutical Services, Inc.	5	1,978
Total Life Sciences Tools & Services		44,471
Machinery - 1.7%
Caterpillar, Inc.	36	13,191
Cummins, Inc.	10	2,946
Deere & Co.	21	8,626
Dover Corp.	10	1,772
Fortive Corp.	25	2,151
Graco, Inc.	12	1,122
IDEX Corp.	5	1,220
Illinois Tool Works, Inc.	21	5,635
Ingersoll Rand, Inc.	30	2,848
Nordson Corp.	4	1,098

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
Otis Worldwide Corp.	29	$2,879
PACCAR, Inc.	37	4,584
Parker-Hannifin Corp.	9	5,002
Snap-on, Inc.	4	1,185
Stanley Black & Decker, Inc.	11	1,077
Westinghouse Air Brake Technologies Corp.	13	1,894
Xylem, Inc.	17	2,197
Total Machinery		59,427
Media - 0.7%
Charter Communications, Inc., Class A*	11	3,197
Comcast Corp., Class A	282	12,225
Fox Corp., Class A	35	1,094
Interpublic Group of Cos., Inc.	27	881
Liberty Broadband Corp., Class C*	10	572
News Corp., Class A	40	1,047
Omnicom Group, Inc.	14	1,355
Sirius XM Holdings, Inc.	284	1,102
Trade Desk, Inc., Class A*	36	3,147
Total Media		24,620
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	101	4,749
Newmont Corp.	82	2,939
Nucor Corp.	18	3,562
Reliance, Inc.	4	1,337
Southern Copper Corp.	54	5,752
Steel Dynamics, Inc.	12	1,779
Total Metals & Mining		20,118
Multi-Utilities - 0.5%
Ameren Corp.	19	1,405
CenterPoint Energy, Inc.	44	1,254
CMS Energy Corp.	21	1,267
Consolidated Edison, Inc.	25	2,270
Dominion Energy, Inc.	59	2,902
DTE Energy Co.	15	1,682
Public Service Enterprise Group, Inc.	37	2,471
Sempra	47	3,376
WEC Energy Group, Inc.	22	1,807
Total Multi-Utilities		18,434
Office REITs - 0.0%
Alexandria Real Estate Equities, Inc.	11	1,418
Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	135	21,295
ConocoPhillips	85	10,819
Coterra Energy, Inc.	55	1,533
Devon Energy Corp.	46	2,308
Diamondback Energy, Inc.	13	2,576
Energy Transfer LP	238	3,744
Enterprise Products Partners LP	157	4,581
EOG Resources, Inc.	41	5,241
EQT Corp.	30	1,112
Exxon Mobil Corp.	290	33,710
Hess Corp.	21	3,205
Kinder Morgan, Inc.	158	2,898
Marathon Oil Corp.	42	1,190
Marathon Petroleum Corp.	27	5,440
MPLX LP	71	2,951
Occidental Petroleum Corp.	62	4,029
ONEOK, Inc.	41	3,287
Ovintiv, Inc.	20	1,038
Phillips 66	32	5,227
Pioneer Natural Resources Co.	17	4,463
Targa Resources Corp.	16	1,792
Texas Pacific Land Corp.	3	1,736
Valero Energy Corp.	24	4,097
Williams Cos., Inc.	87	3,390
Total Oil, Gas & Consumable Fuels		131,662
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	44	2,106
Southwest Airlines Co.	42	1,226
United Airlines Holdings, Inc.*	22	1,054
Total Passenger Airlines		4,386
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	24	3,700
Kenvue, Inc.	135	2,897
Total Personal Care Products		6,597
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	145	7,863
Eli Lilly & Co.	69	53,679
Johnson & Johnson	169	26,734
Merck & Co., Inc.	178	23,487
Pfizer, Inc.	422	11,711
Zoetis, Inc.	32	5,415
Total Pharmaceuticals		128,889
Professional Services - 0.7%
Automatic Data Processing, Inc.	29	7,242
Booz Allen Hamilton Holding Corp.	9	1,336
Broadridge Financial Solutions, Inc.	8	1,639
Equifax, Inc.	9	2,408
Jacobs Solutions, Inc.	9	1,383
Leidos Holdings, Inc.	10	1,311
Paychex, Inc.	25	3,070
SS&C Technologies Holdings, Inc.	18	1,159
Verisk Analytics, Inc.	11	2,593
Total Professional Services		22,141
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21	2,042
CoStar Group, Inc.*	29	2,801
Total Real Estate Management & Development		4,843
Residential REITs - 0.3%
American Homes 4 Rent, Class A	25	920
AvalonBay Communities, Inc.	10	1,856

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
Equity LifeStyle Properties, Inc.	13	$837
Equity Residential	27	1,704
Essex Property Trust, Inc.	4	979
Invitation Homes, Inc.	43	1,531
Mid-America Apartment Communities, Inc.	8	1,053
Sun Communities, Inc.	9	1,157
Total Residential REITs		10,037
Retail REITs - 0.2%
Kimco Realty Corp.	43	843
Realty Income Corp.	50	2,705
Simon Property Group, Inc.	23	3,600
Total Retail REITs		7,148
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc.*	119	21,478
Analog Devices, Inc.	36	7,120
Applied Materials, Inc.	61	12,580
Broadcom, Inc.	34	45,064
Enphase Energy, Inc.*	9	1,089
Entegris, Inc.	10	1,405
First Solar, Inc.*	8	1,350
Intel Corp.	320	14,134
KLA Corp.	10	6,986
Lam Research Corp.	10	9,716
Marvell Technology, Inc.	67	4,749
Microchip Technology, Inc.	38	3,409
Micron Technology, Inc.	81	9,549
Monolithic Power Systems, Inc.	3	2,032
NVIDIA Corp.	183	165,352
ON Semiconductor Corp.*	30	2,207
QUALCOMM, Inc.	80	13,544
Skyworks Solutions, Inc.	11	1,192
Teradyne, Inc.	10	1,128
Texas Instruments, Inc.	63	10,975
Total Semiconductors & Semiconductor Equipment		335,059
Software - 11.5%
Adobe, Inc.*	33	16,652
ANSYS, Inc.*	6	2,083
AppLovin Corp., Class A*	24	1,661
Aspen Technology, Inc.*	4	853
Atlassian Corp., Class A*	18	3,512
Autodesk, Inc.*	15	3,906
Bentley Systems, Inc., Class B	21	1,097
Cadence Design Systems, Inc.*	20	6,226
Crowdstrike Holdings, Inc., Class A*	17	5,450
Datadog, Inc., Class A*	23	2,843
Dynatrace, Inc.*	21	975
Fair Isaac Corp.*	2	2,499
Fortinet, Inc.*	55	3,757
Gen Digital, Inc.	46	1,030
HubSpot, Inc.*	4	2,506
Intuit, Inc.	20	13,000
Manhattan Associates, Inc.*	4	1,001
Microsoft Corp.	549	230,975
Oracle Corp.	198	24,871
Palantir Technologies, Inc., Class A*	171	3,935
Palo Alto Networks, Inc.*	23	6,535
PTC, Inc.*	8	1,512
Roper Technologies, Inc.	8	4,487
Salesforce, Inc.	70	21,083
Samsara, Inc., Class A*	31	1,171
ServiceNow, Inc.*	15	11,436
Synopsys, Inc.*	11	6,286
Tyler Technologies, Inc.*	3	1,275
Workday, Inc., Class A*	19	5,182
Zoom Video Communications, Inc., Class A*	22	1,438
Zscaler, Inc.*	11	2,119
Total Software		391,356
Specialized REITs - 1.0%
American Tower Corp.	33	6,521
Crown Castle, Inc.	31	3,281
Digital Realty Trust, Inc.	22	3,169
Equinix, Inc.	7	5,777
Extra Space Storage, Inc.	14	2,058
Gaming & Leisure Properties, Inc.	18	829
Iron Mountain, Inc.	21	1,684
Public Storage	12	3,481
SBA Communications Corp.	8	1,734
VICI Properties, Inc.	71	2,115
Weyerhaeuser Co.	53	1,903
Total Specialized REITs		32,552
Specialty Retail - 1.8%
AutoZone, Inc.*	1	3,152
Best Buy Co., Inc.	15	1,230
Home Depot, Inc.	69	26,468
Lowe's Cos., Inc.	40	10,189
O'Reilly Automotive, Inc.*	4	4,516
Ross Stores, Inc.	24	3,522
TJX Cos., Inc.	83	8,418
Tractor Supply Co.	7	1,832
Ulta Beauty, Inc.*	3	1,569
Williams-Sonoma, Inc.	4	1,270
Total Specialty Retail		62,166
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,122	192,400
Dell Technologies, Inc., Class C	57	6,504
Hewlett Packard Enterprise Co.	94	1,667
HP, Inc.	71	2,146
NetApp, Inc.	15	1,574
Super Micro Computer, Inc.*	4	4,040
Western Digital Corp.*	24	1,638
Total Technology Hardware, Storage & Peripherals		209,969
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	2	1,882

See Notes to Schedule of Investments.

14

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2024

Investments	Shares	Value
NIKE, Inc., Class B	105	$9,868
Total Textiles, Apparel & Luxury Goods		11,750
Tobacco - 0.5%
Altria Group, Inc.	126	5,496
Philip Morris International, Inc.	113	10,353
Total Tobacco		15,849
Trading Companies & Distributors - 0.4%
Fastenal Co.	40	3,086
United Rentals, Inc.	5	3,605
Watsco, Inc.	3	1,296
WW Grainger, Inc.	4	4,069
Total Trading Companies & Distributors		12,056
Water Utilities - 0.0%
American Water Works Co., Inc.	13	1,589
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	82	13,384
Total United States		3,396,459
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,504,429)		3,398,736
Other Assets less Liabilities - 0.2%		5,548
NET ASSETS - 100.0%		$3,404,284

*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,398,736	$—	$—	$3,398,736
Total Investments in Securities	$3,398,736	$—	$—	$3,398,736

See Notes to Schedule of Investments.

15

Schedule of Investments (unaudited)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
South Korea - 0.2%
Broadline Retail - 0.2%
Coupang, Inc.*	351	$6,244
United States - 99.7%
Automobiles - 2.3%
Tesla, Inc.*	432	75,941
Biotechnology - 5.7%
AbbVie, Inc.	386	70,291
Alnylam Pharmaceuticals, Inc.*	25	3,736
Amgen, Inc.	116	32,981
Biogen, Inc.*	31	6,684
Gilead Sciences, Inc.	268	19,631
Moderna, Inc.*	79	8,418
Regeneron Pharmaceuticals, Inc.*	26	25,025
Vertex Pharmaceuticals, Inc.*	56	23,409
Total Biotechnology		190,175
Broadline Retail - 7.5%
Amazon.com, Inc.*	1,340	241,709
eBay, Inc.	110	5,806
Total Broadline Retail		247,515
Communications Equipment - 2.3%
Arista Networks, Inc.*	65	18,849
Cisco Systems, Inc.	883	44,071
Motorola Solutions, Inc.	36	12,779
Total Communications Equipment		75,699
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	125	14,419
CDW Corp.	29	7,417
Corning, Inc.	175	5,768
Keysight Technologies, Inc.*	37	5,786
Total Electronic Equipment, Instruments & Components		33,390
Entertainment - 2.4%
Electronic Arts, Inc.	58	7,695
Live Nation Entertainment, Inc.*	25	2,644
Netflix, Inc.*	97	58,911
ROBLOX Corp., Class A*	123	4,696
Take-Two Interactive Software, Inc.*	19	2,821
Warner Bros Discovery, Inc.*	461	4,025
Total Entertainment		80,792
Financial Services - 2.0%
Block, Inc.*	121	10,234
Fidelity National Information Services, Inc.	123	9,124
Fiserv, Inc.*	136	21,735
Global Payments, Inc.	56	7,485
PayPal Holdings, Inc.*	239	16,011
Total Financial Services		64,589
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A*	33	7,646
Hotels, Restaurants & Leisure - 0.3%
DoorDash, Inc., Class A*	78	10,742
Interactive Media & Services - 15.3%
Alphabet, Inc., Class A*	1,629	245,865
Meta Platforms, Inc., Class A	530	257,357
Pinterest, Inc., Class A*	73	2,531
Snap, Inc., Class A*	174	1,998
Total Interactive Media & Services		507,751
IT Services - 2.2%
Cloudflare, Inc., Class A*	36	3,486
Cognizant Technology Solutions Corp., Class A	108	7,915
Gartner, Inc.*	17	8,104
International Business Machines Corp.	192	36,664
MongoDB, Inc.*	8	2,869
Snowflake, Inc., Class A*	64	10,343
VeriSign, Inc.*	22	4,169
Total IT Services		73,550
Life Sciences Tools & Services - 3.6%
Agilent Technologies, Inc.	65	9,458
Danaher Corp.	161	40,205
IQVIA Holdings, Inc.*	39	9,863
Mettler-Toledo International, Inc.*	5	6,656
Thermo Fisher Scientific, Inc.	87	50,565
West Pharmaceutical Services, Inc.	8	3,166
Total Life Sciences Tools & Services		119,913
Media - 1.4%
Charter Communications, Inc., Class A*	32	9,300
Comcast Corp., Class A	889	38,538
Total Media		47,838
Professional Services - 1.4%
Automatic Data Processing, Inc.	89	22,227
Equifax, Inc.	25	6,688
Paychex, Inc.	77	9,455
Verisk Analytics, Inc.	34	8,015
Total Professional Services		46,385
Real Estate Management & Development - 0.3%
CoStar Group, Inc.*	86	8,308
Semiconductors & Semiconductor Equipment - 23.6%
Advanced Micro Devices, Inc.*	348	62,811
Analog Devices, Inc.	109	21,559
Applied Materials, Inc.	184	37,946

16

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2024

Investments	Shares	Value
Broadcom, Inc.	99	$131,216
Intel Corp.	936	41,343
KLA Corp.	30	20,957
Lam Research Corp.	29	28,176
Marvell Technology, Inc.	190	13,467
Microchip Technology, Inc.	114	10,227
Micron Technology, Inc.	235	27,704
Monolithic Power Systems, Inc.	5	3,387
NVIDIA Corp.	334	301,789
ON Semiconductor Corp.*	88	6,472
QUALCOMM, Inc.	240	40,632
Texas Instruments, Inc.	185	32,229
Total Semiconductors & Semiconductor Equipment		779,915
Software - 20.6%
Adobe, Inc.*	101	50,965
ANSYS, Inc.*	19	6,596
Atlassian Corp., Class A*	52	10,146
Autodesk, Inc.*	45	11,719
Cadence Design Systems, Inc.*	60	18,677
Crowdstrike Holdings, Inc., Class A*	49	15,709
Datadog, Inc., Class A*	66	8,158
Fair Isaac Corp.*	3	3,749
Fortinet, Inc.*	162	11,066
HubSpot, Inc.*	5	3,133
Intuit, Inc.	60	39,000
Microsoft Corp.	599	252,011
Oracle Corp.	588	73,859
Palantir Technologies, Inc., Class A*	258	5,937
Palo Alto Networks, Inc.*	64	18,184
Roper Technologies, Inc.	22	12,338
Salesforce, Inc.	213	64,151
ServiceNow, Inc.*	43	32,783
Synopsys, Inc.*	33	18,859
Workday, Inc., Class A*	55	15,001
Zoom Video Communications, Inc., Class A*	62	4,053
Zscaler, Inc.*	31	5,972
Total Software		682,066
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,024	175,595
Dell Technologies, Inc., Class C	173	19,741
Hewlett Packard Enterprise Co.	279	4,947
HP, Inc.	216	6,528
Total Technology Hardware, Storage & Peripherals		206,811
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc.	263	42,927
Total United States		3,301,953
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,065,615)		3,308,197
Other Assets less Liabilities - 0.1%		2,548
NET ASSETS - 100.0%		$3,310,745

*	Non-income producing security.

17

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,308,197	$—	$—	$3,308,197
Total Investments in Securities	$3,308,197	$—	$—	$3,308,197

18

Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

March 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.3%
U.S. Treasury Notes - 99.3%
0.50%, 10/31/27	$160,000	$139,787
1.13%, 8/31/28	458,200	400,800
1.38%, 10/31/28	317,900	280,187
0.63%, 5/15/30	15,000	12,119
3.75%, 5/31/30	10,000	9,742
3.75%, 6/30/30	2,000	1,948
4.00%, 7/31/30	23,000	22,710
5.38%, 2/15/31	90,000	96,764
TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $988,885)		964,057
Other Assets less Liabilities - 0.7%		6,559
NET ASSETS - 100.0%		$970,616

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$964,057	$—	$964,057
Total Investments in Securities	$—	$964,057	$—	$964,057

See Notes to Schedule of Investments.

19

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

March 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%
U.S. Treasury Notes - 99.5%
1.38%, 11/15/31	$268,000	$219,048
1.88%, 2/15/32	586,900	495,930
3.50%, 2/15/33	44,400	42,072
3.88%, 8/15/33	55,000	53,578
4.50%, 11/15/33	41,300	42,239
4.00%, 2/15/34	90,000	88,545
TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $986,332)		941,412
Other Assets less Liabilities - 0.5%		4,410
NET ASSETS - 100.0%		$945,822

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$941,412	$—	$941,412
Total Investments in Securities	$—	$941,412	$—	$941,412

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

March 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.1%
U.S. Treasury Notes - 99.1%
U.S. Treasury Floating Rate Notes
5.23%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield - 0.075%)*	$494,000	$493,944
5.34%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	159,000	158,990
5.44%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	196,000	196,089
5.47%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	103,000	103,055
5.47%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	378,000	378,063
5.55%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)*	259,000	259,252
TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost: $1,589,028)		1,589,393
Other Assets less Liabilities - 0.9%		14,965
NET ASSETS - 100.0%		$1,604,358

*	Floating rate note. Coupon shown is in effect at March 31, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,589,393	$—	$1,589,393
Total Investments in Securities	$—	$1,589,393	$—	$1,589,393

See Notes to Schedule of Investments.

21

Schedule of Investments (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

March 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 98.7%
U.S. Treasury Bonds - 98.7%
3.00%, 5/15/45	$133,600	$106,640
3.00%, 5/15/47	434,300	341,366
1.63%, 11/15/50	72,000	40,714
1.88%, 11/15/51	565,500	339,212
4.13%, 8/15/53	3,000	2,886
4.25%, 2/15/54	30,000	29,529
TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $982,459)		860,347
Other Assets less Liabilities - 1.3%		11,091
NET ASSETS - 100.0%		$871,438

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$860,347	$—	$860,347
Total Investments in Securities	$—	$860,347	$—	$860,347

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

March 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 91.3%
U.S. Treasury Notes - 91.3%
0.38%, 11/30/25	$392,800	$365,496
4.63%, 2/28/26	3,000	2,998
4.63%, 3/15/26	84,000	83,954
4.50%, 3/31/26	145,000	144,667
3.75%, 4/15/26	28,700	28,211
4.13%, 6/15/26	54,700	54,175
1.25%, 11/30/26	170,000	156,360
4.38%, 12/15/26	60,000	59,871
4.00%, 1/15/27	4,000	3,953
4.13%, 2/15/27	4,000	3,967
4.25%, 3/15/27	2,000	1,991
TOTAL INVESTMENTS IN SECURITIES - 91.3%
(Cost: $914,861)		905,643
Other Assets less Liabilities - 8.7%		86,079
NET ASSETS - 100.0%		$991,722

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$905,643	$—	$905,643
Total Investments in Securities	$—	$905,643	$—	$905,643

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

March 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 96.2%
U.S. Treasury Bonds - 41.4%
U.S. Treasury Inflation-Indexed Bonds
2.00%, 1/15/26	$155,364	$154,680
3.63%, 4/15/28	76,262	81,148
2.13%, 2/15/41	88,289	89,613
1.38%, 2/15/44	9,262	8,140
0.13%, 2/15/52	110,108	64,963
Total U.S. Treasury Bonds		398,544
U.S. Treasury Notes - 54.8%
U.S. Treasury Inflation-Indexed Notes
0.13%, 10/15/26	54,505	52,021
0.88%, 1/15/29	142,884	136,368
0.13%, 1/15/30	297,475	269,496
1.13%, 1/15/33	73,293	68,835
Total U.S. Treasury Notes		526,720
TOTAL INVESTMENTS IN SECURITIES - 96.2% (Cost: $963,585)		925,264
Other Assets less Liabilities - 3.8%		37,016
NET ASSETS - 100.0%		$962,280

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$925,264	$—	$925,264
Total Investments in Securities	$—	$925,264	$—	$925,264

See Notes to Schedule of Investments.s

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Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the "NAV Calculation Time"). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the "Board" or "Board of Trustees"). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced ("TBA") securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds ("ETFs" or "ETF") which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (“WTDM”), the Board has appointed WTDM as the Funds' valuation designee (the "Valuation Designee") to perform all fair valuations of the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of each Fund's portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using "fair value" pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before each Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

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Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a "Fair Valuation Summary" supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

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